Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr. 30, 2021
Great-West Global Bond Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income with capital appreciation and growth of income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table does not reflect the fees and expenses of any Permitted Account. If the fees and expenses imposed by a Permitted Account were reflected, the fees and expenses shown below would be higher.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2022
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate generally indicates higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 104% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	104.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any Permitted Account. If the fees and expenses of any Permitted Account were reflected, the fees and expenses in the Example would be higher.The Example assumes that you invest $10,000 in the Fund for the time periods indicated and applies whether you hold or redeem all of your shares at the end of each period. The Example also assumes that the Expense Limit is in place for the first year, that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Fund’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Below is a summary of the principal investment strategies of the Fund.The Fund will, under normal circumstances, invest at least 80% of its net assets in bonds issued by companies, governments and government agencies located around the world. Bonds include debt securities of any maturity, such as notes (including structured notes), bills and debentures (including inflation-indexed securities), mortgage-related securities, asset-backed securities, convertible securities, floating rate loans (limited to up to 20% of the Fund's net assets) and other floating rate securities, eurodollar and Yankee dollar instruments, and preferred stocks. Under normal circumstances, the Fund will invest at least 40% of its net assets in non-U.S. issuers. The Fund focuses on bonds rated investment grade or the unrated equivalent as determined by the Sub-Advisers but may invest up to 25% of its total assets in below investment grade securities (commonly known as “high yield securities” or “junk bonds”). The Fund may invest without limit in developing markets.The Fund may invest in derivatives, including but not limited to, currency forwards, bond futures contracts, options and interest rate swaps. The use of these derivative transactions may allow the Fund to obtain net long or net negative (short) exposures to selected interest rates, countries, duration or credit risks or to express a strategic market outlook. The portfolio managers consider various factors, such as availability and cost, in deciding whether, when and to what extent to enter into derivative transactions.Great-West Capital Management, LLC (“GWCM”) is the Fund’s investment adviser and, subject to the approval of the Board of Directors of Great-West Funds (the “Board”), selects the Fund’s sub-advisers and monitors their performance on an ongoing basis. The Fund’s investment portfolio is managed by two sub-advisers: Franklin Advisers, Inc. (“Franklin”) and Mellon Investments Corporation (“Mellon”) (each, a “Sub-Adviser”, and collectively, the “Sub-Advisers”). Franklin allocates assets based upon its assessment of changing market, political and economic conditions. Mellon focuses on identifying undervalued government bond markets, currencies, sectors and securities and looks for fixed-income securities with the most potential for added value. GWCM maintains a strategic asset allocation of the Fund’s assets with each Sub-Adviser and reviews the asset allocations on a quarterly basis, or more frequently as deemed necessary. As of the date of this Prospectus, the target asset allocation is a 20% allocation of the Fund’s assets to Franklin and a 80% allocation of the Fund’s assets to Mellon. Notwithstanding these target allocations, GWCM may change the asset allocations at any time and without shareholder notice or approval.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Below is a summary of the principal investment risks of investing in the Fund. These risks are presented in an order that reflects GWCM’s current assessment of relative importance, but this assessment could change over time as the Fund’s portfolio changes or in light of changes in the market or the economic environment, among other things. The Fund is not required to and will not update this Prospectus solely because its assessment of the relative importance of the principal risks of investing in the Fund changes.Fixed Income Securities Risk - Investments in fixed income securities are subject to interest rate risk (the chance that bond prices will decline because of rising interest rates), income risk (the chance that the Fund's income will decline because of falling interest rates), credit risk (the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that market perception of the issuer will cause the price of a bond to decline), and call/prepayment risk (the chance that bond issuers will redeem bonds prior to their maturity dates).Interest Rate Risk - The market value of a fixed income security is affected significantly by changes in interest rates. When interest rates rise, the market value of a fixed income security will generally decline and when interest rates decline, market values of such securities will generally rise. In general, the longer the maturity or duration of a fixed income security, the greater its sensitivity to changes in interest rates. Currently, interest rates are at or near historic lows, which may increase the Fund’s exposure to risks associated with rising interest rates.Credit Risk - An issuer of a security may default on its obligations to pay principal and/or interest. A security’s value may be affected by changes in its credit quality rating or its issuer’s financial conditions.Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments and can perform differently than the U.S. market.Developing and Emerging Markets Risk - Markets of developing and emerging market countries are less liquid, subject to greater price volatility and generally subject to increased economic, political, geopolitical, social, environmental, public health, regulatory and other uncertainties than more developed markets.Market Risk - The value of the Fund's investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting specific issuers held by the Fund, particular industries represented in the Fund's portfolio, or the overall securities markets. A variety of factors can increase the volatility of the Fund's holdings and markets generally, including political or regulatory developments, recessions, inflation, rapid interest rate changes, war or acts of terrorism, natural disasters, outbreaks of infectious illnesses or other widespread public health issues, or adverse investor sentiment generally. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others. These adverse developments may cause broad declines in an issuer’s value due to short-term market movements or for significantly longer periods during more prolonged market downturns.Sovereign Debt Securities Risk - Sovereign debt securities are subject to various risks in addition to those relating to debt securities and foreign securities generally, including, but not limited to, the risk that a governmental entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due because of cash flow problems, insufficient foreign reserves, the relative size of the debt service burden to the economy as a whole, the government's policy towards principal international lenders such as the International Monetary Fund, or the political situations to which the government may be subject.Currency Management Strategies Risk - Currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the portfolio managers expect. In addition, currency management strategies, to the extent that they reduce the Fund’s exposure to currency risks, may also reduce the Fund’s ability to benefit from favorable changes in currency exchange rates.Currency Risk - Adverse fluctuations in exchange rates between the U.S. dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.Liquidity Risk - The Fund may not be able to sell a security at or near its perceived value in a timely manner because of unusual market conditions, an unusually high volume of redemption requests, little or no active trading market for a specific type of security, legal or contractual restrictions on resale, or a reduced number or capacity of market participants to make a market in such security. Extraordinary and sudden changes in interest rates could disrupt the market for fixed-income securities and result in fluctuations in the Fund’s share price. Increased redemptions due to a rise in interest rates may require the Fund to liquidate its holdings at an unfavorable time and/or under adverse or disadvantageous conditions which may negatively affect the Fund. Investments in many, but not all, foreign securities tend to have greater exposure to liquidity risk than domestic securities because secondary trading markets for these securities may be smaller and less well-developed and the securities may trade less frequently.Derivatives Risk - The use of derivative instruments, including but not limited to, currency forwards, bond futures contracts, options and interest rate swaps may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. These risks include imperfect correlations with underlying investments or the Fund's other portfolio holdings, the risk that a derivative could expose the Fund to the risk of magnified losses resulting from leverage, the risk that a counterparty may be unwilling or unable to meet its obligations, high price volatility, liquidity risk, segregation risk, valuation risk and legal restrictions.Geographic Concentration Risk - Events negatively affecting the fiscal stability of a particular country or region in which the Fund focuses its investments may cause the value of its shares to decrease, perhaps significantly.Management Risk - A strategy, investment decision, technique, analysis, or model used by the portfolio managers may fail to produce the intended results or imperfections, errors or limitations in the tools and data used by the portfolio managers may cause unintended results. Therefore, the Fund could underperform in comparison to other funds with similar objectives and investment strategies and may generate losses even in a favorable market.Mortgage-Backed and Asset-Backed Securities Risk - Mortgage-backed and asset-backed securities represent interests in “pools” of mortgages and other assets, including consumer loans or receivables held in trust. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed and asset-backed securities. Mortgage-backed and asset-backed securities are subject to the risk that borrowers will prepay the principal on their loans more quickly than expected (prepayment risk) or more slowly than expected (extension risk), which will affect the yield, average life and price of the securities.Non-Diversification Risk - The Fund is classified as non-diversified, which means a relatively high percentage of its assets may be invested in securities of a limited number of issuers. As a result, the Fund may be more susceptible to the risks associated with these particular issuers or to a single economic, political or regulatory occurrence affecting these issuers.High Yield Securities Risk - Below investment grade securities (commonly known as “high yield securities” or “junk bonds”) are speculative, have a higher degree of credit risk and interest rate risk, and may be less liquid and subject to greater volatility in market value than investment grade securities.Floating Rate Loan Risk - Unlike publicly traded common stocks which trade on national exchanges, there is no central market or exchange for loans to trade. The lack of an active trading market for certain floating rate loans may impair the ability of the Fund to realize full value in the event of the need to sell a floating rate loan and may make it difficult to value such loans. The floating rate loans in which the Fund invests typically will be below investment grade quality and, like other below investment grade securities (commonly known as “high yield securities” or “junk bonds”), are inherently speculative. As a result, the risks associated with such floating rate loans are similar to the risks of below investment grade securities, although senior loans are typically senior and secured in contrast to other below investment grade securities, which are often subordinated and unsecured.Inflation-Indexed Securities Risk - In general, the price of an inflation-indexed security can decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation-indexed securities will fluctuate as the principal and/or interest is adjusted for inflation and can be unpredictable.Preferred Stock Risk - Preferred stocks often behave like fixed income securities but have a lower payment priority than the issuer’s bonds or other fixed income securities. Therefore, they may be subject to many of the risks associated with fixed income securities such as interest rate risk, call risk and extension risk. Preferred stocks also may be significantly less liquid than many other securities, such as corporate debt or common stock.Over-the-Counter Risk - Over-the-Counter (“OTC”) transactions involve risks in addition to those incurred by transactions in securities traded on exchanges. Securities and derivatives traded in OTC markets may trade less frequently and in limited volumes and thus exhibit more volatility and liquidity risk.Counterparty Risk - A counterparty to a transaction may be unwilling or unable to make timely interest, principal or settlement payments or otherwise honor its obligations. Counterparty risk may arise because of a counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not.Multi-Manager Risk - Because the Sub-Advisers make investment decisions independently, it is possible that the security selection processes of the Sub-Advisers may not complement one another and the Fund may have buy and sell transactions in the same security on the same day.Portfolio Turnover Risk - High portfolio turnover rates generally result in higher transaction costs (which are borne directly by the Fund and indirectly by shareholders).An investment in the Fund is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.
Risk Lose Money [Text]	rr_RiskLoseMoney	is subject to the possible loss of your original investment.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency,
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk - The Fund is classified as non-diversified, which means a relatively high percentage of its assets may be invested in securities of a limited number of issuers. As a result, the Fund may be more susceptible to the risks associated with these particular issuers or to a single economic, political or regulatory occurrence affecting these issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide an indication of the risk of investment in the Fund by showing changes in the performance of the Fund’s Investor Class shares for the last ten calendar years and by comparing the Fund's average annual total return to the performance of a broad-based securities market index.The returns shown below are historical and are not an indication of future performance.Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any Permitted Account. If the fees and expenses of any Permitted Account were reflected, the performance shown would be lower.On August 24, 2018, the Fund added another Sub-Adviser, Mellon, alongside the existing Sub-Adviser, Franklin. Consequently, the Fund’s total returns shown below for the periods prior to August 24, 2018 are not necessarily indicative of the performance of the Fund, as it is currently managed.Updated performance information may be obtained at https://www.greatwestinvestments.com (the website does not form a part of this Prospectus).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risk of investment in the Fund by showing changes in the performance of the Fund’s Investor Class shares for the last ten calendar years and by comparing the Fund's average annual total return to the performance of a broad-based securities market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.greatwestinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The returns shown below are historical and are not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any Permitted Account. If the fees and expenses of any Permitted Account were reflected, the performance shown would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarter EndedTotal ReturnBest QuarterMarch 20126.42%Worst QuarterSeptember 2011-7.99%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2020
Great-West Global Bond Fund | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.58%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_Component2OtherExpensesOverAssets	0.08%
Total Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.66%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.66%
1 Year	rr_ExpenseExampleYear01	$ 67
3 Years	rr_ExpenseExampleYear03	211
5 Years	rr_ExpenseExampleYear05	368
10 Years	rr_ExpenseExampleYear10	$ 822
OneYear	rr_AverageAnnualReturnYear01	5.72%
FiveYears	rr_AverageAnnualReturnYear05	3.17%
TenYears	rr_AverageAnnualReturnYear10
SinceInception	rr_AverageAnnualReturnSinceInception	1.76%
InceptionDate	rr_AverageAnnualReturnInceptionDate	May 01, 2015
Great-West Global Bond Fund | Investor
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.58%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	0.35%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.17%
Total Other Expenses	rr_OtherExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.09%	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.01%
1 Year	rr_ExpenseExampleYear01	$ 103
3 Years	rr_ExpenseExampleYear03	341
5 Years	rr_ExpenseExampleYear05	597
10 Years	rr_ExpenseExampleYear10	$ 1,332
2011	rr_AnnualReturn2011	(1.63%)
2012	rr_AnnualReturn2012	14.76%
2013	rr_AnnualReturn2013	0.55%
2014	rr_AnnualReturn2014	0.15%
2015	rr_AnnualReturn2015	(4.19%)
2016	rr_AnnualReturn2016	2.97%
2017	rr_AnnualReturn2017	1.95%
2018	rr_AnnualReturn2018	(0.27%)
2019	rr_AnnualReturn2019	4.07%
2020	rr_AnnualReturn2020	5.33%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 01, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.42%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 01, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.99%)
OneYear	rr_AverageAnnualReturnYear01	5.33%
FiveYears	rr_AverageAnnualReturnYear05	2.79%
TenYears	rr_AverageAnnualReturnYear10	2.26%
SinceInception	rr_AverageAnnualReturnSinceInception
Great-West Global Bond Fund | FTSE World Government Bond Index (reflects no deduction for fees, expenses or taxes) | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
OneYear	rr_AverageAnnualReturnYear01	10.11%
FiveYears	rr_AverageAnnualReturnYear05	4.78%
TenYears	rr_AverageAnnualReturnYear10
SinceInception	rr_AverageAnnualReturnSinceInception	3.80%
Great-West Global Bond Fund | FTSE World Government Bond Index (reflects no deduction for fees, expenses or taxes) | Investor
Risk Return Abstract	rr_RiskReturnAbstract
OneYear	rr_AverageAnnualReturnYear01	10.11%
FiveYears	rr_AverageAnnualReturnYear05	4.78%
TenYears	rr_AverageAnnualReturnYear10	2.32%
SinceInception	rr_AverageAnnualReturnSinceInception

[1]	The investment adviser has contractually agreed to waive management fees or reimburse expenses if Total Annual Fund Operating Expenses of any Class exceed 0.66% of the Class's average daily net assets, excluding Distribution and Service (12b-1) Fees, Shareholder Services Fees, brokerage expenses, taxes, dividend interest on short sales, interest expenses, and any extraordinary expenses, including litigation costs (the “Expense Limit”). The agreement’s current term ends on April 30, 2022 and automatically renews for one-year terms unless it is terminated by Great-West Funds or the investment adviser upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. Under the agreement, the investment adviser may recoup, subject to the approval of the Board of Directors of Great-West Funds, these waivers and reimbursements in future periods, not exceeding three years following the particular waiver/reimbursement, provided Total Annual Fund Operating Expenses of the Class plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment.